Organization and Reorganization (Tables)	6 Months Ended
Jun. 30, 2022
Organization and Reorganization
Schedule of condensed consolidated financial statements

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
		(unaudited)
ASSETS
Current assets:
Cash and cash equivalents	4,974	7,438
Amount due from the subsidiaries of the Group	91,767	98,138
Other current assets	29,100	44,705
Total current assets	125,841	150,281
Non-current assets:
Property, equipment and software, net	379	253
Long-term investments	5,357	5,142
Operating lease right-of-use assets	1,025	519
Total non-current assets	6,761	5,914
TOTAL ASSETS	132,602	156,195
Current liabilities:
Short term borrowings	4,000	1,140
Accounts payable	395	4,753
Advance from customers	4,321	4,170
Salary and welfare benefits payable	24,047	22,721
Other taxes payable	12,323	13,496
Short-term operating lease liabilities	1,025	519
Current portion of deferred revenue	4,139	3,497
Other current liabilities	3,816	5,052
Account due to subsidiaries of the Group	253,003	264,510
Total current liabilities	307,069	319,858
Long-term borrowings	—	1,800
Non-current portion of deferred revenue	98	59
Total non-current liabilities	98	1,859
TOTAL LIABILITIES	307,167	321,717

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Net revenues	57,846	43,012
Net loss	(8,587)	(10,821)

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Net cash (used in)/generated from operating activities	(23,095)	3,523
Net cash generated from investing activities	3,892	—
Net cash generated from/(used in) financing activities	4,000	(1,060)
Net (decrease)/increase in cash, cash equivalent and restricted cash	(15,203)	2,463